UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

February
Date of reporting period:
August 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Overseas Value Fund
Class A / COAVX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 62	1.16%
Key Fund Statistics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the
Fund
, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed
by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund
Advisor Class / COSVX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 49	0.91%
Key Fund Statistics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Hol
dings
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund
Class C / COCVX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 102	1.91%
Key Fund Statistics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdin
gs
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the
Fund
, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund
Institutional Class / COSZX

Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.91%
Key Fund Statist
ics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to cha nge.
Top Holdi
ngs
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation

Geographic Allocation

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund
Institutional 2 Class / COSSX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 44	0.82%
Key Fund Statistics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdi
ngs
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial
information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund
Institutional 3 Class / COSYX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 41	0.77%
Key Fund Statistics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Hol
dings
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial
information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund
Class R / COVUX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 76	1.41%
Key Fund Statistics
Fund net assets	$ 3,242,523,531
Total number of portfolio holdings	105
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdi
ngs
Shell PLC	4.3%
TotalEnergies SE	3.5%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Banco Santander SA	2.6%
ING Groep NV	2.6%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.3%
Imperial Brands PLC	2.2%
Novartis AG, Registered Shares	2.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Overseas Value Fund
Semiannual Financial Statements and Additional Information
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Overseas Value Fund | 2024

Portfolio of Investments
August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.9%
Issuer	Shares	Value ($)
Australia 1.9%
Northern Star Resources Ltd.	6,162,746	62,925,808
Belgium 1.0%
Liberty Global Ltd., Class C(a)	1,618,982	31,845,376
Brazil 0.7%
JBS S/A	3,846,862	23,746,188
Canada 4.4%
Cameco Corp.	1,137,130	46,440,389
Energy Fuels, Inc.(a)	3,175,052	15,557,755
Nutrien Ltd.	235,050	11,381,121
Pan American Silver Corp.	879,170	17,768,026
Teck Resources Ltd., Class B	402,829	19,295,509
Vermilion Energy, Inc.	3,128,919	32,165,287
Total		142,608,087
Finland 1.9%
UPM-Kymmene OYJ	1,828,137	61,620,735
France 15.2%
AXA SA	2,027,188	77,153,022
BNP Paribas SA	860,382	59,510,573
Cie Generale des Etablissements Michelin SCA	967,377	37,983,505
Eiffage SA	218,103	22,893,230
Engie SA	4,287,294	75,508,983
Sanofi SA	655,143	73,532,014
Societe Generale SA	635,690	15,366,501
TotalEnergies SE	1,664,217	114,484,527
Worldline SA(a)	1,649,982	15,023,521
Total		491,455,876
Germany 4.8%
Duerr AG	703,210	15,428,887
E.ON SE	4,263,592	60,441,373
Fresenius Medical Care AG	523,268	20,199,903
KION Group AG	493,174	19,207,237
Mercedes-Benz Group AG, Registered Shares	236,878	16,326,837
Merck KGaA	115,317	22,505,087
Total		154,109,324
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 1.5%
Piraeus Financial Holdings SA	10,968,150	47,316,154
Hong Kong 1.3%
WH Group Ltd.	57,531,830	41,726,174
Ireland 2.9%
Bank of Ireland Group PLC	4,426,004	50,843,825
Flutter Entertainment PLC(a)	85,530	18,270,186
Smurfit WestRock PLC	524,829	24,887,391
Total		94,001,402
Israel 3.1%
Bank Hapoalim BM	1,828,967	18,233,263
Bezeq Israeli Telecommunication Corp., Ltd.	12,548,223	14,920,341
Check Point Software Technologies Ltd.(a)	343,537	66,130,873
Total		99,284,477
Japan 24.6%
Dai-ichi Life Holdings, Inc.	1,647,300	47,568,760
Daiwabo Holdings Co., Ltd.	2,175,400	41,396,149
ITOCHU Corp.	1,013,100	53,941,662
Kinden Corp.	1,118,400	24,071,650
Macnica Holdings, Inc.	793,400	32,402,571
Marubeni Corp.	2,219,100	38,278,482
MatsukiyoCocokara & Co.	1,816,800	29,404,121
Mebuki Financial Group, Inc.	6,866,000	27,036,066
Medipal Holdings Corp.	1,318,800	23,119,463
ORIX Corp.	2,728,500	68,596,947
Sankyo Co., Ltd.	4,581,100	66,030,340
Sanwa Holdings Corp.	1,594,800	36,581,171
Shimamura Co., Ltd.	896,000	47,841,857
Ship Healthcare Holdings, Inc.	1,211,600	18,232,326
Sumitomo Corp.	1,536,800	36,542,641
Sumitomo Mitsui Financial Group, Inc.	1,365,300	90,100,576
Sundrug Co., Ltd.	659,100	19,187,642
Takuma Co., Ltd.	567,745	6,336,570
Tokyo Tatemono Co., Ltd.	1,916,000	32,009,723
TOPPAN Holdings, Inc.	1,984,900	59,929,567
Total		798,608,284
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jersey 0.2%
Arcadium Lithium PLC(a),(b)	2,160,324	5,854,478
Netherlands 10.9%
ASR Nederland NV	1,332,657	65,310,870
ING Groep NV	4,626,630	84,122,024
Koninklijke Ahold Delhaize NV	1,897,735	65,156,310
Shell PLC	3,899,159	138,161,090
Total		352,750,294
Norway 1.1%
Leroy Seafood Group ASA	7,715,026	36,554,106
Russian Federation —%
Lukoil PJSC(c),(d),(e),(f)	106,132	—
Singapore 1.3%
Venture Corp., Ltd.	4,062,900	43,667,141
South Africa 0.2%
Impala Platinum Holdings Ltd.	1,486,921	6,403,833
South Korea 0.4%
Youngone Corp.	462,601	13,170,446
Spain 2.6%
Banco Santander SA	17,247,553	85,763,750
Switzerland 3.3%
Novartis AG, Registered Shares	586,252	70,829,891
Roche Holding AG, Genusschein Shares	106,340	35,998,302
Total		106,828,193
United Kingdom 11.6%
AstraZeneca PLC, ADR(b)	258,455	22,645,827
BP PLC	3,805,582	21,544,467
BT Group PLC	21,678,858	39,833,017
DCC PLC	712,645	50,351,468
Common Stocks (continued)
Issuer	Shares	Value ($)
Imperial Brands PLC	2,505,572	71,916,716
JD Sports Fashion PLC	19,795,336	36,081,924
Just Group PLC	18,365,501	34,469,101
TP Icap Group PLC	14,150,885	45,159,988
Vodafone Group PLC	27,289,447	26,749,291
WPP PLC	2,919,713	27,967,782
Total		376,719,581
United States 3.0%
Burford Capital Ltd.	2,603,764	35,176,851
Diversified Energy Co. PLC	2,258,738	27,010,641
Jazz Pharmaceuticals PLC(a)	316,661	36,726,343
Total		98,913,835
Total Common Stocks (Cost $2,668,064,984)		3,175,873,542

Exchange-Traded Equity Funds 0.8%
	Shares	Value ($)
United States 0.8%
iShares MSCI EAFE Value ETF	456,284	25,930,620
Total Exchange-Traded Equity Funds (Cost $23,807,016)		25,930,620

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 5.521%(g),(h)	22,289,644	22,285,186
Total Money Market Funds (Cost $22,282,952)		22,285,186
Total Investments in Securities (Cost $2,714,154,952)		3,224,089,348
Other Assets & Liabilities, Net		18,434,183
Net Assets		$3,242,523,531
At August 31, 2024, securities and/or cash totaling $13,398,495 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
166,903,000 CAD	121,831,898 USD	Barclays	10/08/2024	—	(2,149,563)
25,462,107 USD	37,638,000 AUD	Barclays	10/08/2024	34,527	—
12,171,908 USD	82,213,000 DKK	Barclays	10/08/2024	35,122	—
12,763,111 USD	11,400,000 EUR	Barclays	10/08/2024	—	(141,730)
176,548,690 USD	267,120,000 AUD	Citi	10/08/2024	4,403,028	—
33,485,753 USD	26,089,000 GBP	Goldman Sachs International	10/08/2024	787,314	—
68,101,000 ILS	18,444,659 USD	HSBC	10/08/2024	—	(307,943)
63,977,000 SGD	48,694,666 USD	HSBC	10/08/2024	—	(431,686)
88,292,030 USD	75,887,000 CHF	HSBC	10/08/2024	1,343,589	—
14,285,000 AUD	9,716,640 USD	Morgan Stanley	10/08/2024	39,733	—
9,333,540,000 JPY	63,875,952 USD	Morgan Stanley	10/08/2024	—	(287,861)
6,470,425 USD	5,419,000 CHF	Morgan Stanley	10/08/2024	—	(69,653)
22,640,089 USD	20,193,000 EUR	Morgan Stanley	10/08/2024	—	(283,638)
27,348,490 USD	292,587,000 NOK	Morgan Stanley	10/08/2024	259,072	—
200,045,000 NOK	19,074,158 USD	State Street	10/08/2024	198,559	—
6,379,741 USD	4,863,000 GBP	State Street	10/08/2024	8,772	—
25,864,000 CAD	19,064,186 USD	UBS	10/08/2024	—	(148,509)
98,519,000 SEK	9,736,330 USD	UBS	10/08/2024	124,242	—
9,695,366 USD	13,023,000 CAD	UBS	10/08/2024	—	(21,420)
27,322,500 USD	285,251,000 SEK	UBS	10/08/2024	508,250	—
9,590,655 USD	97,327,000 SEK	UBS	10/08/2024	—	(94,865)
51,713,155 USD	86,185,000 NZD	Wells Fargo	10/08/2024	2,171,374	—
Total				9,913,582	(3,936,868)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Arcadium Lithium PLC	Morgan Stanley	USD	(5,854,413)	(21,603)	3.00	9/20/2024	(75,028)	(162,022)
AstraZeneca PLC	Morgan Stanley	USD	(7,544,082)	(861)	90.00	9/20/2024	(41,846)	(54,243)
Total							(116,874)	(216,265)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	106,132	8,693,218	—

(e)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	38,390	362,828,674	(340,584,103)	2,225	22,285,186	639	469,771	22,289,644
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	62,925,808	—	62,925,808
Belgium	31,845,376	—	—	31,845,376
Brazil	23,746,188	—	—	23,746,188
Canada	142,608,087	—	—	142,608,087
Finland	—	61,620,735	—	61,620,735
France	—	491,455,876	—	491,455,876
Germany	—	154,109,324	—	154,109,324
Greece	—	47,316,154	—	47,316,154
Hong Kong	—	41,726,174	—	41,726,174
Ireland	24,887,391	69,114,011	—	94,001,402
Israel	66,130,873	33,153,604	—	99,284,477
Japan	—	798,608,284	—	798,608,284
Jersey	5,854,478	—	—	5,854,478
Netherlands	—	352,750,294	—	352,750,294
Norway	—	36,554,106	—	36,554,106
Russian Federation	—	—	0 *	0 *
Singapore	—	43,667,141	—	43,667,141
South Africa	—	6,403,833	—	6,403,833
South Korea	—	13,170,446	—	13,170,446
Spain	—	85,763,750	—	85,763,750
Switzerland	—	106,828,193	—	106,828,193
United Kingdom	22,645,827	354,073,754	—	376,719,581
United States	71,903,194	27,010,641	—	98,913,835
Total Common Stocks	389,621,414	2,786,252,128	0 *	3,175,873,542
Exchange-Traded Equity Funds	25,930,620	—	—	25,930,620
Money Market Funds	22,285,186	—	—	22,285,186
Total Investments in Securities	437,837,220	2,786,252,128	0 *	3,224,089,348
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	9,913,582	—	9,913,582
Liability
Forward Foreign Currency Exchange Contracts	—	(3,936,868)	—	(3,936,868)
Call Option Contracts Written	(216,265)	—	—	(216,265)
Total	437,620,955	2,792,228,842	—	3,229,849,797

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2024

Statement of Assets and Liabilities
August 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,691,872,000)	$3,201,804,162
Affiliated issuers (cost $22,282,952)	22,285,186
Foreign currency (cost $514,603)	513,319
Unrealized appreciation on forward foreign currency exchange contracts	9,913,582
Receivable for:
Investments sold	1,666,687
Capital shares sold	1,617,275
Dividends	10,473,868
Foreign tax reclaims	5,213,076
Expense reimbursement due from Investment Manager	2,045
Prepaid expenses	17,586
Other assets	14,097
Total assets	3,253,520,883
Liabilities
Option contracts written, at value (premiums received $116,874)	216,265
Due to custodian	288,294
Unrealized depreciation on forward foreign currency exchange contracts	3,936,868
Payable for:
Investments purchased	4,208,884
Capital shares redeemed	1,628,752
Management services fees	67,504
Distribution and/or service fees	2,718
Transfer agent fees	216,641
Compensation of chief compliance officer	269
Compensation of board members	4,230
Other expenses	151,291
Deferred compensation of board members	275,636
Total liabilities	10,997,352
Net assets applicable to outstanding capital stock	$3,242,523,531
Represented by
Paid in capital	3,077,178,849
Total distributable earnings (loss)	165,344,682
Total - representing net assets applicable to outstanding capital stock	$3,242,523,531
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2024

Statement of Assets and Liabilities (continued)
August 31, 2024 (Unaudited)
Class A
Net assets	$318,632,370
Shares outstanding	27,647,538
Net asset value per share	$11.52
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.22
Advisor Class
Net assets	$537,686,535
Shares outstanding	46,717,453
Net asset value per share	$11.51
Class C
Net assets	$12,496,898
Shares outstanding	1,097,715
Net asset value per share	$11.38
Institutional Class
Net assets	$504,534,878
Shares outstanding	43,624,953
Net asset value per share	$11.57
Institutional 2 Class
Net assets	$778,917,110
Shares outstanding	67,754,882
Net asset value per share	$11.50
Institutional 3 Class
Net assets	$1,075,192,615
Shares outstanding	93,365,897
Net asset value per share	$11.52
Class R
Net assets	$15,063,125
Shares outstanding	1,346,361
Net asset value per share	$11.19
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2024

Statement of Operations
Six Months Ended August 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$95,322,338
Dividends — affiliated issuers	469,771
European Union tax reclaim	486,086
Foreign taxes withheld	(9,618,266)
Total income	86,659,929
Expenses:
Management services fees	11,750,234
Distribution and/or service fees
Class A	379,697
Class C	64,650
Class R	36,215
Transfer agent fees
Class A	212,136
Advisor Class	357,649
Class C	9,028
Institutional Class	338,661
Institutional 2 Class	214,848
Institutional 3 Class	30,176
Class R	10,115
Custodian fees	177,981
Printing and postage fees	144,863
Registration fees	71,617
Accounting services fees	26,732
Legal fees	18,654
Interest on collateral	6,403
Interest on interfund lending	2,456
Compensation of chief compliance officer	269
Compensation of board members	20,254
Deferred compensation of board members	33,504
Other	39,122
Total expenses	13,945,264
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(517,538)
Fees waived by transfer agent
Institutional 2 Class	(7,401)
Institutional 3 Class	(10,697)
Total net expenses	13,409,628
Net investment income	73,250,301
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(14,684,896)
Investments — affiliated issuers	639
Foreign currency translations	(383,687)
Forward foreign currency exchange contracts	3,153,230
Option contracts purchased	(2,264,860)
Option contracts written	473,173
Net realized loss	(13,706,401)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	335,778,276
Investments — affiliated issuers	2,225
Foreign currency translations	224,466
Forward foreign currency exchange contracts	8,250,793
Option contracts written	(99,391)
Net change in unrealized appreciation (depreciation)	344,156,369
Net realized and unrealized gain	330,449,968
Net increase in net assets resulting from operations	$403,700,269
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
Operations
Net investment income	$73,250,301	$97,948,460
Net realized loss	(13,706,401)	(25,063,271)
Net change in unrealized appreciation (depreciation)	344,156,369	132,705,854
Net increase in net assets resulting from operations	403,700,269	205,591,043
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,608,960)	(11,075,916)
Advisor Class	(7,983,056)	(18,413,914)
Class C	(180,302)	(451,490)
Institutional Class	(7,380,742)	(20,082,168)
Institutional 2 Class	(11,535,440)	(27,963,029)
Institutional 3 Class	(15,453,683)	(36,060,726)
Class R	(222,431)	(479,297)
Total distributions to shareholders	(47,364,614)	(114,526,540)
Increase (decrease) in net assets from capital stock activity	(16,873,194)	112,517,306
Total increase in net assets	339,462,461	203,581,809
Net assets at beginning of period	2,903,061,070	2,699,479,261
Net assets at end of period	$3,242,523,531	$2,903,061,070
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	August 31, 2024 (Unaudited)		February 29, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,025,400	22,144,438	2,410,479	24,557,067
Distributions reinvested	420,336	4,463,972	1,049,031	10,706,551
Shares redeemed	(2,789,833)	(30,345,975)	(5,630,410)	(57,213,507)
Net decrease	(344,097)	(3,737,565)	(2,170,900)	(21,949,889)
Advisor Class
Shares sold	5,656,515	61,124,418	13,236,405	134,077,748
Distributions reinvested	752,951	7,981,282	1,806,686	18,408,141
Shares redeemed	(6,961,526)	(75,098,081)	(10,871,196)	(109,786,426)
Net increase (decrease)	(552,060)	(5,992,381)	4,171,895	42,699,463
Class C
Shares sold	21,212	226,627	61,806	623,552
Distributions reinvested	17,149	180,237	44,654	451,490
Shares redeemed	(252,577)	(2,709,518)	(369,046)	(3,723,050)
Net decrease	(214,216)	(2,302,654)	(262,586)	(2,648,008)
Institutional Class
Shares sold	3,530,526	38,457,542	10,511,487	107,103,176
Distributions reinvested	689,005	7,337,904	1,941,886	19,872,080
Shares redeemed	(6,220,736)	(67,742,491)	(15,872,339)	(162,048,280)
Net decrease	(2,001,205)	(21,947,045)	(3,418,966)	(35,073,024)
Institutional 2 Class
Shares sold	6,053,467	65,830,349	32,923,663	335,853,830
Distributions reinvested	1,086,007	11,500,810	2,743,832	27,886,844
Shares redeemed	(11,744,753)	(128,652,273)	(29,936,968)	(306,667,126)
Net increase (decrease)	(4,605,279)	(51,321,114)	5,730,527	57,073,548
Institutional 3 Class
Shares sold	11,903,637	129,209,623	23,051,162	233,089,793
Distributions reinvested	648,052	6,869,347	1,728,411	17,614,547
Shares redeemed	(6,225,578)	(67,591,722)	(17,433,339)	(177,432,923)
Net increase	6,326,111	68,487,248	7,346,234	73,271,417
Class R
Shares sold	144,762	1,528,210	371,931	3,687,672
Distributions reinvested	21,566	222,348	48,216	478,355
Shares redeemed	(171,459)	(1,810,241)	(510,300)	(5,022,228)
Net decrease	(5,131)	(59,683)	(90,153)	(856,201)
Total net increase (decrease)	(1,395,877)	(16,873,194)	11,306,051	112,517,306
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2024 (Unaudited)	$10.28	0.24 (c)	1.17	1.41	(0.17)	—	(0.17)
Year Ended 2/29/2024	$9.95	0.33 (c)	0.39	0.72	(0.39)	—	(0.39)
Year Ended 2/28/2023	$10.11	0.24	(0.24)	0.00	(0.06)	(0.10)	(0.16)
Year Ended 2/28/2022	$9.99	0.23	0.23	0.46	(0.27)	(0.07)	(0.34)
Year Ended 2/28/2021	$8.55	0.14	1.44	1.58	(0.10)	(0.04)	(0.14)
Year Ended 2/29/2020	$9.24	0.22	(0.56)	(0.34)	(0.33)	(0.02)	(0.35)
Advisor Class
Six Months Ended 8/31/2024 (Unaudited)	$10.25	0.26 (c)	1.17	1.43	(0.17)	—	(0.17)
Year Ended 2/29/2024	$9.93	0.35 (c)	0.39	0.74	(0.42)	—	(0.42)
Year Ended 2/28/2023	$10.08	0.25	(0.22)	0.03	(0.08)	(0.10)	(0.18)
Year Ended 2/28/2022	$9.96	0.25	0.24	0.49	(0.30)	(0.07)	(0.37)
Year Ended 2/28/2021	$8.53	0.16	1.43	1.59	(0.12)	(0.04)	(0.16)
Year Ended 2/29/2020	$9.21	0.22	(0.52)	(0.30)	(0.36)	(0.02)	(0.38)
Class C
Six Months Ended 8/31/2024 (Unaudited)	$10.18	0.21 (c)	1.14	1.35	(0.15)	—	(0.15)
Year Ended 2/29/2024	$9.86	0.25 (c)	0.39	0.64	(0.32)	—	(0.32)
Year Ended 2/28/2023	$10.03	0.17	(0.24)	(0.07)	(0.00)(h)	(0.10)	(0.10)
Year Ended 2/28/2022	$9.91	0.16	0.22	0.38	(0.19)	(0.07)	(0.26)
Year Ended 2/28/2021	$8.50	0.08	1.41	1.49	(0.04)	(0.04)	(0.08)
Year Ended 2/29/2020	$9.20	0.16	(0.57)	(0.41)	(0.27)	(0.02)	(0.29)
Institutional Class
Six Months Ended 8/31/2024 (Unaudited)	$10.30	0.26 (c)	1.18	1.44	(0.17)	—	(0.17)
Year Ended 2/29/2024	$9.98	0.35 (c)	0.39	0.74	(0.42)	—	(0.42)
Year Ended 2/28/2023	$10.13	0.25	(0.22)	0.03	(0.08)	(0.10)	(0.18)
Year Ended 2/28/2022	$10.01	0.26	0.23	0.49	(0.30)	(0.07)	(0.37)
Year Ended 2/28/2021	$8.57	0.16	1.44	1.60	(0.12)	(0.04)	(0.16)
Year Ended 2/29/2020	$9.25	0.24	(0.54)	(0.30)	(0.36)	(0.02)	(0.38)
Institutional 2 Class
Six Months Ended 8/31/2024 (Unaudited)	$10.24	0.27 (c)	1.16	1.43	(0.17)	—	(0.17)
Year Ended 2/29/2024	$9.92	0.36 (c)	0.39	0.75	(0.43)	—	(0.43)
Year Ended 2/28/2023	$10.07	0.26	(0.22)	0.04	(0.09)	(0.10)	(0.19)
Year Ended 2/28/2022	$9.95	0.27	0.23	0.50	(0.31)	(0.07)	(0.38)
Year Ended 2/28/2021	$8.52	0.16	1.44	1.60	(0.13)	(0.04)	(0.17)
Year Ended 2/29/2020	$9.20	0.25	(0.54)	(0.29)	(0.37)	(0.02)	(0.39)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2024 (Unaudited)	$11.52	13.80%	1.19% (d),(e)	1.16% (d),(e)	4.48% (c)	21%	$318,632
Year Ended 2/29/2024	$10.28	7.33%	1.21% (d),(e),(f)	1.15% (d),(e),(f),(g)	3.24% (c)	34%	$287,680
Year Ended 2/28/2023	$9.95	0.15%	1.22% (d),(e)	1.16% (d),(e),(g)	2.53%	36%	$300,207
Year Ended 2/28/2022	$10.11	4.65%	1.21% (d)	1.15% (d),(g)	2.20%	43%	$338,513
Year Ended 2/28/2021	$9.99	18.68%	1.28% (d),(e)	1.18% (d),(e),(g)	1.65%	54%	$320,615
Year Ended 2/29/2020	$8.55	(4.10% )	1.24% (d)	1.22% (d),(g)	2.35%	35%	$309,065
Advisor Class
Six Months Ended 8/31/2024 (Unaudited)	$11.51	14.09%	0.94% (d),(e)	0.91% (d),(e)	4.74% (c)	21%	$537,687
Year Ended 2/29/2024	$10.25	7.51%	0.96% (d),(e),(f)	0.90% (d),(e),(f),(g)	3.44% (c)	34%	$484,748
Year Ended 2/28/2023	$9.93	0.46%	0.97% (d),(e)	0.91% (d),(e),(g)	2.69%	36%	$428,050
Year Ended 2/28/2022	$10.08	4.93%	0.96% (d)	0.90% (d),(g)	2.37%	43%	$404,891
Year Ended 2/28/2021	$9.96	18.86%	1.03% (d),(e)	0.93% (d),(e),(g)	1.85%	54%	$288,182
Year Ended 2/29/2020	$8.53	(3.78% )	0.99% (d)	0.97% (d),(g)	2.41%	35%	$210,152
Class C
Six Months Ended 8/31/2024 (Unaudited)	$11.38	13.41%	1.94% (d),(e)	1.91% (d),(e)	3.80% (c)	21%	$12,497
Year Ended 2/29/2024	$10.18	6.52%	1.96% (d),(e),(f)	1.90% (d),(e),(f),(g)	2.53% (c)	34%	$13,356
Year Ended 2/28/2023	$9.86	(0.56% )	1.97% (d),(e)	1.91% (d),(e),(g)	1.82%	36%	$15,532
Year Ended 2/28/2022	$10.03	3.88%	1.96% (d)	1.90% (d),(g)	1.50%	43%	$19,243
Year Ended 2/28/2021	$9.91	17.66%	2.03% (d),(e)	1.93% (d),(e),(g)	0.98%	54%	$22,436
Year Ended 2/29/2020	$8.50	(4.81% )	1.99% (d)	1.97% (d),(g)	1.73%	35%	$28,608
Institutional Class
Six Months Ended 8/31/2024 (Unaudited)	$11.57	14.12%	0.94% (d),(e)	0.91% (d),(e)	4.75% (c)	21%	$504,535
Year Ended 2/29/2024	$10.30	7.48%	0.96% (d),(e),(f)	0.90% (d),(e),(f),(g)	3.48% (c)	34%	$470,143
Year Ended 2/28/2023	$9.98	0.46%	0.97% (d),(e)	0.91% (d),(e),(g)	2.72%	36%	$489,364
Year Ended 2/28/2022	$10.13	4.91%	0.96% (d)	0.90% (d),(g)	2.40%	43%	$518,966
Year Ended 2/28/2021	$10.01	18.89%	1.03% (d),(e)	0.93% (d),(e),(g)	1.93%	54%	$402,868
Year Ended 2/29/2020	$8.57	(3.76% )	0.99% (d)	0.97% (d),(g)	2.54%	35%	$443,217
Institutional 2 Class
Six Months Ended 8/31/2024 (Unaudited)	$11.50	14.11%	0.86% (d),(e)	0.82% (d),(e)	4.90% (c)	21%	$778,917
Year Ended 2/29/2024	$10.24	7.61%	0.87% (d),(e),(f)	0.82% (d),(e),(f)	3.60% (c)	34%	$740,968
Year Ended 2/28/2023	$9.92	0.53%	0.88% (d),(e)	0.82% (d),(e)	2.85%	36%	$660,833
Year Ended 2/28/2022	$10.07	5.02%	0.88% (d)	0.82% (d)	2.52%	43%	$716,539
Year Ended 2/28/2021	$9.95	18.99%	0.93% (d),(e)	0.84% (d),(e)	1.92%	54%	$547,159
Year Ended 2/29/2020	$8.52	(3.68% )	0.90% (d)	0.86% (d)	2.70%	35%	$493,226
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2024 (Unaudited)	$10.26	0.26 (c)	1.17	1.43	(0.17)	—	(0.17)
Year Ended 2/29/2024	$9.93	0.36 (c)	0.40	0.76	(0.43)	—	(0.43)
Year Ended 2/28/2023	$10.08	0.26	(0.22)	0.04	(0.09)	(0.10)	(0.19)
Year Ended 2/28/2022	$9.96	0.26	0.24	0.50	(0.31)	(0.07)	(0.38)
Year Ended 2/28/2021	$8.53	0.16	1.44	1.60	(0.13)	(0.04)	(0.17)
Year Ended 2/29/2020	$9.21	0.25	(0.54)	(0.29)	(0.37)	(0.02)	(0.39)
Class R
Six Months Ended 8/31/2024 (Unaudited)	$9.99	0.22 (c)	1.14	1.36	(0.16)	—	(0.16)
Year Ended 2/29/2024	$9.68	0.30 (c)	0.38	0.68	(0.37)	—	(0.37)
Year Ended 2/28/2023	$9.84	0.20	(0.22)	(0.02)	(0.04)	(0.10)	(0.14)
Year Ended 2/28/2022	$9.73	0.19	0.24	0.43	(0.25)	(0.07)	(0.32)
Year Ended 2/28/2021	$8.34	0.11	1.40	1.51	(0.08)	(0.04)	(0.12)
Year Ended 2/29/2020	$9.02	0.18	(0.53)	(0.35)	(0.31)	(0.02)	(0.33)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share	Net Investment income ratio
Six Months Ended 8/31/2024 (Unaudited)
Class A	lessthan $0.01	0.03%
Advisor Class	lessthan $0.01	0.03%
Class C	lessthan $0.01	0.03%
Institutional Class	lessthan $0.01	0.03%
Institutional 2 Class	lessthan $0.01	0.03%
Institutional 3 Class	lessthan $0.01	0.03%
Class R	lessthan $0.01	0.03%
Year Ended 2/29/2024
Class A	$0.04	0.37%
Advisor Class	$0.04	0.37%
Class C	$0.04	0.37%
Institutional Class	$0.04	0.37%
Institutional 2 Class	$0.04	0.37%
Institutional 3 Class	$0.04	0.37%
Class R	$0.04	0.37%

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2024 (Unaudited)	$11.52	14.10%	0.81% (d),(e)	0.77% (d),(e)	4.84% (c)	21%	$1,075,193
Year Ended 2/29/2024	$10.26	7.75%	0.82% (d),(e),(f)	0.77% (d),(e),(f)	3.55% (c)	34%	$892,665
Year Ended 2/28/2023	$9.93	0.57%	0.83% (d),(e)	0.77% (d),(e)	2.81%	36%	$791,531
Year Ended 2/28/2022	$10.08	5.07%	0.83% (d)	0.77% (d)	2.46%	43%	$721,028
Year Ended 2/28/2021	$9.96	19.00%	0.88% (d),(e)	0.79% (d),(e)	1.93%	54%	$410,541
Year Ended 2/29/2020	$8.53	(3.65% )	0.85% (d)	0.83% (d)	2.67%	35%	$260,599
Class R
Six Months Ended 8/31/2024 (Unaudited)	$11.19	13.76%	1.44% (d),(e)	1.41% (d),(e)	4.23% (c)	21%	$15,063
Year Ended 2/29/2024	$9.99	7.06%	1.46% (d),(e),(f)	1.40% (d),(e),(f),(g)	3.04% (c)	34%	$13,501
Year Ended 2/28/2023	$9.68	(0.05% )	1.47% (d),(e)	1.41% (d),(e),(g)	2.25%	36%	$13,962
Year Ended 2/28/2022	$9.84	4.40%	1.47% (d)	1.40% (d),(g)	1.84%	43%	$15,567
Year Ended 2/28/2021	$9.73	18.29%	1.53% (d),(e)	1.43% (d),(e),(g)	1.36%	54%	$8,621
Year Ended 2/29/2020	$8.34	(4.30% )	1.49% (d)	1.47% (d),(g)	2.00%	35%	$7,209
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2024

Notes to Financial Statements
August 31, 2024 (Unaudited)
Note 1. Organization
Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares, which commenced operations on October 2, 2024. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for

Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains
Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity risk and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	9,913,582

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	216,265
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	3,936,868
Total		4,153,133
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(2,264,860)	473,173	(1,791,687)
Foreign exchange risk	3,153,230	—	—	3,153,230
Total	3,153,230	(2,264,860)	473,173	1,361,543

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts written ($)	Total ($)
Equity risk	—	(99,391)	(99,391)
Foreign exchange risk	8,250,793	—	8,250,793
Total	8,250,793	(99,391)	8,151,402
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2024:
Derivative instrument	Average value ($)
Option contracts purchased	204,499
Option contracts written	(40,603)

Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	7,941,365	(7,205,557)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2024:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	69,649	4,403,028	787,314	1,343,589	298,805	-	207,331	632,492	2,171,374	9,913,582
Liabilities
Forward foreign currency exchange contracts	2,291,293	-	-	739,629	641,152	-	-	264,794	-	3,936,868
Call option contracts written	-	-	-	-	-	216,265	-	-	-	216,265
Total Liabilities	2,291,293	-	-	739,629	641,152	216,265	-	264,794	-	4,153,133
Total financial and derivative net assets	(2,221,644)	4,403,028	787,314	603,960	(342,347)	(216,265)	207,331	367,698	2,171,374	5,760,449
Total collateral received (pledged) (b)	-	-	-	-	-	(216,265)	-	-	-	(216,265)
Net amount (c)	(2,221,644)	4,403,028	787,314	603,960	(342,347)	-	207,331	367,698	2,171,374	5,976,714

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting

Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2024 was 0.77% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective July 1, 2024 through June 30, 2025, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended August 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.14
Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	49,578
Class C	—	1.00 (b)	134

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2025 (%)
Class A	1.16
Advisor Class	0.91
Class C	1.91
Institutional Class	0.91
Institutional 2 Class	0.82
Institutional 3 Class	0.77
Class R	1.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage

Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective July 1, 2024 through June 30, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,714,038,000	701,946,000	(186,134,000)	515,812,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 29, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,909,969)	(355,256,421)	(357,166,390)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $626,124,401 and $635,501,089, respectively, for the six months ended August 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	13,200,000	5.86	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2024.
Note 9. Significant risks
Financials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials.  Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large
Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
government deficits. The Japanese economy is also challenged by an unstable financials sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Columbia Overseas Value Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Overseas Value Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Overseas Value Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
Columbia Overseas Value Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.   The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Overseas Value Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Overseas Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR208_02_P01_(10/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2024